Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,000
Previously Paid Amount	0.00
Total Fee Amount	18.37
Total Offset Amount	0.00
Net Fee	18.37
Narrative - Max Aggregate Offering Price	$ 120,000
Final Prospectus	true